Income Tax - Schedule of Major Components of Income Tax Expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of income tax [abstract]
Current income taxes	€ (47,802)	€ (29,362)	€ (107,219)	€ (85,387)
Deferred income taxes	(2,657)	(21,089)	(1,629)	(28,795)
Income tax expense	€ (50,459)	€ (50,451)	€ (108,848)	€ (114,182)